Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net income attributable to Weibo	$ 120,479	$ 32,955
Denominator:
Weighted average ordinary shares outstanding (in shares)	219,281	212,903
Basic net income per share attributable to Weibo (in dollars per share)	$ 0.55	$ 0.15
Numerator:
Net income attributable for calculating diluted net income per share	$ 120,479	$ 32,955
Denominator:
Weighted average ordinary shares outstanding (in shares)	219,281	212,903
Weighted average ordinary shares equivalents:
Shares used in computing diluted net income per share attributable to Weibo (in shares)	224,955	220,780
Diluted net income per share attributable to Weibo (in dollars per share)	$ 0.54	$ 0.15
Stock options
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	1,839	5,318
Restricted share units
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	3,835	2,559